Condensed Statements of Income and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Non-operating income (expenses)
Equity in earnings of subsidiaries	$ 198	$ (472)	$ 823	$ 103	$ 564	$ 833
Interest income	54	38	147	237	320	797
Other expenses	448	855	(77,020)	(9,802)	(8,491)	(18,201)
Total non-operating (expenses) income	(5,703)	(14,363)	(107,464)	(48,676)	(61,938)	(67,528)
Income (loss) before income taxes	16,161	3,519	(48,263)	5,278	17,708	(5,013)
Income tax expense	(1,358)	(1,243)	3,603	(1,501)	59,658	29,227
Net income	14,803	2,276	(44,660)	3,777	77,366	24,214
Other comprehensive income (loss), net of tax Foreign currency translation adjustments	(210)	215	1,750	2,551	476	(1,176)
Total comprehensive income	14,593	2,491	(42,910)	6,328	77,842	23,038
EVERTEC
Non-operating income (expenses)
Equity in earnings of subsidiaries					95,382	28,004
Interest income					5	37
Other expenses					(374)
Total non-operating (expenses) income					95,013	28,041
Income (loss) before income taxes					95,013	28,041
Income tax expense					17,646	3,827
Net income					77,367	24,214
Other comprehensive income (loss), net of tax Foreign currency translation adjustments					476	(1,176)
Total comprehensive income					$ 77,843	$ 23,038